Summary of Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment Office	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Non designated [Member]	Dec. 31, 2012 IR Swaps associated with certificates of deposits [Member]	Dec. 31, 2012 Interest Rate Cap [Member]	Dec. 31, 2012 IR Swaps associated with loan contracts [Member]	Dec. 31, 2012 Foreign Exchange Contract [Member]	Dec. 31, 2012 Forward sales loan contracts [Member]	Sep. 30, 2012 Capital Bank Corporation [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Derivative maturity period					28 years	2 years	2 years	1 year	1 year
Outstanding common shares converted into CBF's Class A common stock										3,709
Net loss included non-interest income	$ 62,708	$ 40,811	$ 19,615	$ 28
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Total number of Full service banking offices	164
Certificates of deposit	10,000
Increased historical credit loss look-back period	5 years
Accrual period of nonaccrual loans	90 days
The amount recognized is the largest amount of tax benefit being realized on examination	greater than 50%
Number of Reportable Segments	1
Recourse period subsequent to the sale of loan	7 months
Non accrual loans minimum recorded value for impairment evaluation	500
Contingent value rights	12,855	520
Clawback liability	1,086	1,090
Individually evaluated for impairment unless they become delinquent	500
Total loans outstanding to directors and executive officers of Bank	$ 16,885
Number of operating segment	1